Contract Liabilities (Non-Current and Current) - Summary of Contract liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of contract liabilities [line items]
Total contract liabilities	€ 24,150	€ 28,202
Less current portion	(17,124)	(20,797)
Non-current portion	7,026	7,405
Natuzzi's trademarks [member]
Disclosure of contract liabilities [line items]
Total contract liabilities	5,960	6,343
Natuzzi Display System [member]
Disclosure of contract liabilities [line items]
Total contract liabilities	2,049	2,178
Service type warranties [member]
Disclosure of contract liabilities [line items]
Total contract liabilities	406	475
Advance payments [member]
Disclosure of contract liabilities [line items]
Total contract liabilities	€ 15,735	€ 19,206